Derivatives and hedge accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Details) - Derivatives - Fair value hedges - Interest rate risk - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 2,750	€ 2,665
Hedging instrument, liabilities	8,047	1,528
Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	395	87
Hedging instrument, liabilities	€ 39	€ 83